Schedule of details of debts (Details) - JAPAN [Member] - Edap Technomed Co Ltd [Member] - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Loan One [Member]
Initial Amount		€ 10,000,000
Interest rate		0.10
Loan Two [Member]
Initial Amount	€ 55,000,000	55,000,000
Interest rate	1.80	1.80
Loan Three [Member]
Initial Amount	10,000,000	10,000,000
Interest rate	€ 0.10	€ 0.10